CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 219,337	$ 406,126
Prepaid expenses	92,375	126,667
Total current assets	311,712	532,793
Cash and investments held in trust account	9,574,661	278,836,080
TOTAL ASSETS	9,886,373	279,368,873
Current liabilities
Accrued expenses	1,839,394	767,253
Income taxes payable	26,729	0
Promissory note - related party working capital loan	347,961	0
Total current liabilities	2,214,084	767,253
Derivative liabilities	722,400	11,275,369
Deferred underwriting fee payable	0	9,660,000
TOTAL LIABILITIES	2,936,484	21,702,622
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(2,525,510)	(21,094,439)
Total Stockholders' Deficit	(2,524,820)	(21,093,749)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	9,886,373	279,368,873
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption 938,090 and 27,600,000 shares at $10.10 per share redemption value as of September 30, 2022 and December 31, 2021, respectively	9,474,709	278,760,000
Class A Common Stock Subject to Redemption
Stockholders' Deficit
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,900,000 shares issued and outstanding at September 30, 2022 and December 31, 2021	$ 690	$ 690